JPMorgan 100 U.S. Treasury Securities Money Market Fund Expense Example - Capital Shares [Member] - JPMorgan 100 U.S. Treasury Securities Money Market Fund - Capital	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	$ 217